Cash and Bank Balances	12 Months Ended
Dec. 31, 2024
Cash and Bank Balances [Abstract]
Cash and bank balances
6.	Cash and bank balances

	As of December 31,
	2023	2024
	HK$	HK$	US$
Cash at banks	3,660,213	30,522,014	3,929,350
Short-term fixed deposits	—	11,700,000	1,506,238
Cash and bank balances	3,660,213	42,222,014	5,435,588

Short-term fixed deposits

Short-term fixed deposits are placed with financial institutions for a tenure of 30 days (2023: Nil), maturing on January 3, 2025, and bear effective interest rate of 4.4% per annum (2023: Nil).

The currency profiles of the Group’s cash and bank balances as at the end of each reporting year are as follows:

	As of December 31,
	2023	2024
	HK$	HK$	US$
Hong Kong Dollar	3,660,213	1,442,164	185,662
United States Dollar	—	40,779,850	5,249,926
	3,660,213	42,222,014	5,435,588